UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   20-Oct-10

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          83

Form 13F Information Table Value Total:     $ 91,145

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1362    15704 SH       Sole                     1925             13779
                                                                72      825 SH                                                   825
Apple Computer Inc             COM              037833100      489     1725 SH       Sole                                       1725
Archer-Daniels-Midland Company COM              039483102     1374    43050 SH       Sole                     5500             37550
                                                                14      425 SH                                                   425
Auto Data Processing           COM              053015103     1503    35757 SH       Sole                     4100             31657
                                                                88     2105 SH                                                  2105
Bank of America Corp.          COM              060505104      696    53118 SH       Sole                     5540             47578
                                                               389    29710 SH                                                 29710
Becton, Dickinson & Company    COM              075887109     1720    23216 SH       Sole                     3005             20211
                                                                91     1225 SH                                                  1225
Bemis Company                  COM              081437105     1529    48169 SH       Sole                     6115             42054
                                                                78     2450 SH                                 100              2350
Berkshire Hathaway, Inc. New C COM              084670207      240     2900 SH       Sole                                       2900
C.R. Bard Inc.                 COM              067383109     1633    20057 SH       Sole                     2505             17552
                                                                82     1010 SH                                                  1010
CenturyTel, Inc.               COM              156700106     1616    40953 SH       Sole                     4985             35968
                                                                22      550 SH                                  75               475
Chubb Corp.                    COM              171232101     1763    30934 SH       Sole                     2935             27999
                                                                83     1450 SH                                  50              1400
Cognizant Technology Solutions COM              192446102     2278    35330 SH       Sole                     4815             30515
                                                                35      550 SH                                                   550
Cohen Steers Realty Ishares    COM              464287564     1074    17341 SH       Sole                     2150             15191
                                                                17      275 SH                                                   275
Colgate Palmolive              COM              194162103      210     2734 SH       Sole                                       2734
Disney (Walt) Holding Co.      COM              254687106      136     4106 SH       Sole                                       4106
                                                               122     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     2025    38456 SH       Sole                     3900             34556
                                                                71     1350 SH                                  50              1300
Exxon Mobil Corp.              COM              30231G102     2478    40098 SH       Sole                     5430             34668
                                                               361     5850 SH                                                  5850
General Electric Co.           COM              369604103     1283    78935 SH       Sole                     6630             72305
                                                               141     8650 SH                                                  8650
General Mills Inc.             COM              370334104      234     6400 SH       Sole                                       6400
IBM Corp.                      COM              459200101     1509    11253 SH       Sole                     1445              9808
                                                               288     2150 SH                                                  2150
Ishares Comex Gold Trust       COM              464285105     2092   163409 SH       Sole                    13800            149609
                                                                22     1750 SH                                                  1750
Johnson & Johnson              COM              478160104     1522    24560 SH       Sole                     3042             21518
                                                                36      575 SH                                                   575
Lowe's Companies, Inc.         COM              548661107     1359    60960 SH       Sole                     7610             53350
                                                                57     2550 SH                                                  2550
MSCI EAFE Ishares              COM              464287465     4122    75050 SH       Sole                     6990             68060
                                                                48      865 SH                                 290               575
MSCI Emerging Markets Ishares  COM              464287234     8115   181255 SH       Sole                    18135            163120
                                                                81     1809 SH                                  99              1710
P P G Industries Inc.          COM              693506107     1695    23286 SH       Sole                     2825             20461
                                                                18      250 SH                                  50               200
PepsiCo Inc.                   COM              713448108     2192    32986 SH       Sole                     5692             27294
                                                               389     5850 SH                                                  5850
Procter & Gamble Co.           COM              742718109      609    10159 SH       Sole                                      10159
                                                               221     3692 SH                                                  3692
Questar Corp.                  COM              748356102     1310    74755 SH       Sole                     9410             65345
                                                                15      875 SH                                 100               775
Rogers Int'l Commodity Index   COM              870297801     2304   288757 SH       Sole                    26900            261857
                                                                41     5200 SH                                                  5200
S&P Mid Cap 400 Ishares        COM              464287507    10330   128997 SH       Sole                    11540            117457
                                                               124     1550 SH                                 100              1450
S&P Small Cap 600 Ishares      COM              464287804     6245   105690 SH       Sole                    10195             95495
                                                                92     1550 SH                                 100              1450
SPDR Gold Trust                COM              78463V107      241     1883 SH       Sole                       50              1833
Schlumberger Ltd.              COM              806857108     2018    32756 SH       Sole                     3530             29226
                                                               191     3100 SH                                                  3100
Sigma Aldrich Corp.            COM              826552101     2418    40051 SH       Sole                     5185             34866
                                                               106     1750 SH                                                  1750
Southern Company               COM              842587107     2245    60286 SH       Sole                     5450             54836
                                                               382    10265 SH                                 300              9965
Standard & Poor's 500 Dep. Rec COM              78462f103     1448    12683 SH       Sole                      559             12124
                                                                19      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1659    27072 SH       Sole                     3570             23502
                                                                23      375 SH                                                   375
Stryker Corp.                  COM              863667101     2382    47602 SH       Sole                     3950             43652
                                                                19      375 SH                                                   375
Target Corp.                   COM              87612E106     1607    30071 SH       Sole                     3770             26301
                                                                72     1350 SH                                                  1350
Tortoise Energy Infrastructure COM              89147l100     1849    53978 SH       Sole                     6379             47599
                                                                85     2475 SH                                                  2475
U.S. Bancorp Del New           COM              902973304      885    40948 SH       Sole                     5050             35898
                                                               105     4850 SH                                                  4850
WW Grainger                    COM              384802104     1849    15527 SH       Sole                     2060             13467
                                                                86      725 SH                                                   725
Walgreen Company               COM              931422109     1242    37080 SH       Sole                     4670             32410
                                                                68     2040 SH                                                  2040